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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

              Check here if Amendment [   ]; Amendment Number:

This Amendment  (Check only one.): [   ] is a restatement.
                                   [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      J.J.B. Hilliard, W.L. Lyons, Inc.
Address:          501 South Fourth Street
                  Louisville, KY   40202

Form 13F File Number:   28-1500

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:  James R. Allen
Title: Chairman & CEO
Phone: (502) 588-8604

Signature, Place, and Date of Signing:

/s/ James R. Allen             Louisville, KY             November 4, 2005
---------------------------    -----------------------    ----------------------
[Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

             Form 13F File Number         Name
             28-1235                      The PNC Financial Services Group, Inc.
             ---------------------------  --------------------------------------